Related party transactions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) shares
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Stock Repurchased During Period, Value			$ 11,262,750
GA Holdings LLC [Member]
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares | shares			1,435,654
Stock Repurchased During Period, Value			$ 11,100,000
Anglo Ardmore Ship Management Limited [Member]
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Number of vessels for which technical management services is provided | item	16	18
Total management fees paid	$ 3,000,000	$ 2,800,000
Amounts Due from(to) related party, Management Fees	0	0
Advances made	$ 2,800,000	$ 1,300,000